Other disclosures - Companies in the Novo Nordisk Group (Details)	12 Months Ended
Dec. 31, 2022
North America | Novo Nordisk Canada Inc., Canada
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk North America Operations A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk Pharmaceutical Industries LP, US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk Pharmatech US, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk Pharma, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk Research Center Indianapolis, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk Research Center Seattle, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk US Bio Production, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk US Commercial Holdings, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Novo Nordisk US Holdings Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Corvidia Therapeutics, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Dicerna Pharmaceuticals, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Emisphere Technologies, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
North America | Forma Therapeutics, Inc., US
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharmaceuticals A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Pharma Operations A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region AAMEO and LATAM A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
International Operations | Novo Nordisk Region Europe A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Japan and Korea | Novo Nordisk Region Japan & Korea A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma GmbH, Austria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | S.A. Novo Nordisk Pharma N.V., Belgium
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma EAD, Bulgaria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Hrvatska d.o.o., Croatia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk s.r.o., Czech Republic
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Denmark A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharmatech A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Farma OY, Finland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk, France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Production SAS, France
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma GmbH, Germany
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Hellas Epe., Greece
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Hungária Kft., Hungary
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Limited, Ireland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk S.P.A., Italy
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | UAB Novo Nordisk Pharma, Lithuania
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Farma dooel, North Macedonia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk B.V., Netherlands
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Finance (Netherlands) B.V., Netherlands
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Norway AS, Norway
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma Sp.z.o.o., Poland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Portugal, Lda., Portugal
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Farma S.R.L., Romania
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Slovakia s.r.o., Slovakia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk, d.o.o., Slovenia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma S.A., Spain
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Scandinavia AB, Sweden
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Health Care AG, Switzerland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Pharma AG, Switzerland
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Ukraine, LLC, Ukraine
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Holding Limited, UK
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Limited, UK
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Europe | Novo Nordisk Research Centre Oxford Limited, UK
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Aldaph SpA, Algeria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Egypt LLC, Egypt
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Ltd, Israel
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Kazakhstan LLP, Kazakhstan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Kenya Ltd., Kenya
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Pharma SARL, Lebanon
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Pharma SAS, Morocco
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Pharma Limited, Nigeria
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Limited Liability Company, Russia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Production Support LLC, Russia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Saudi for Trading, Saudi Arabia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk (Pty) Limited, South Africa
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Tunisie SARL, Tunisia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Region Africa, Asia, Middle East And Oceania | Novo Nordisk Pharma Gulf FZE, United Arab Emirates
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
China | Novo Nordisk (China) Pharmaceuticals Co. Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
China | Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
China | Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
China | Novo Nordisk Region China A/S, Denmark
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
China | Novo Nordisk Hong Kong Limited, Hong Kong
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
China | Novo Nordisk Pharma (Taiwan) Ltd., Taiwan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma Argentina S.A., Argentina
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharmaceuticals Pty. Ltd., Australia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma (Private) Limited, Bangladesh
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Farmacêutica do Brasil Ltda., Brazil
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Farmacéutica Limitada, Chile
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Colombia SAS, Colombia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk India Private Limited, India
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Service Centre (India) Pvt. Ltd., India
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | PT. Novo Nordisk Indonesia, Indonesia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pars, Iran
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma Ltd., Japan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma Operations Sdn Bhd, Malaysia
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Mexico S.A. de C.V., Mexico
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharmaceuticals Ltd., New Zealand
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma (Private) Limited, Pakistan
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Panama S.A., Panama
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Peru S.A.C., Peru
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk India Holding Pte Ltd., Singapore
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma Korea Ltd., South Korea
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Lanka (PVT) Ltd, Sri Lanka
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Pharma (Thailand) Ltd., Thailand
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Rest of World | Novo Nordisk Vietnam Ltd., Vietnam
Disclosure of subsidiaries [line items]
Percentage of shares owned	100.00%
Denmark | NNIT A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	18.00%
Denmark | NNE A/S, Denmark
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	100.00%
US | CS Solar Fund XIV, LLC, US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	99.00%